Related Party Transactions (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) plant MW	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio		43.47%
Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership		43.47%
Investment		$ 4,400
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Related Party Transactions (Textuals) [Abstract]
Authorized Capital Expenditures for Environmental Investments		1,300,000
Appalachian Power Co to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		0	$ 300
Appalachian Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		0	100
Appalachian Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		0	100
Indiana Michigan Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		$ 0
Indiana Michigan Power Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals) [Abstract]
Percentage of Power Sold under Unit Power Agreement		30.00%
Indiana Michigan Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		$ 600	1,300
Indiana Michigan Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		1,800	2,200
Ohio Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal
Coal Transloading Services	[1]				$ 15,600
Railcar Maintenance	[2]				1,300
Ohio Power Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal
Railcar Maintenance					100
Ohio Power Co to Southwestern Electric Power Co [Member]
Cook Coal Terminal
Railcar Maintenance					1,200
Public Service Co of Oklahoma to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		300
Public Service Co of Oklahoma to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		400	100
Public Service Co of Oklahoma to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		600	200
Southwestern Electric Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		300
Southwestern Electric Power Co to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		1,200	1,100
Southwestern Electric Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement		600	700
AEP Generating Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal
Coal Transloading Services		15,800	16,200		6,800
Railcar Maintenance		$ 2,000	2,500		1,100
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals) [Abstract]
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Ohio Power Co [Member]
Cook Coal Terminal
Coal Transloading Services		$ 0	0		300
AEP Generating Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal
Railcar Maintenance		200	300		100
AEP Generating Co To Southwestern Electric Power Co [Member]
Cook Coal Terminal
Railcar Maintenance		2,800	3,300		1,200
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		147,800	144,500		347,500
Cost of Purchased Power from Affiliate		0	4,700		830,900
Transmission Agreement
Net Charges from Transmission Agreement		92,700	84,700		40,600
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		37,700	36,100		30,900
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC		87,200	96,900		104,400
Sales and Purchases of Property [Abstract]
Related Party Sales of Property		9,400	3,000		3,200
Related Party Purchases of Property		$ 8,600	900		5,200
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio		43.47%
Appalachian Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			4,700	[3]	830,900
Appalachian Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Appalachian Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Appalachian Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		$ 0	0
Appalachian Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0
Appalachian Power Co [Member] | Auction Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	0
Appalachian Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	0
Appalachian Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0	0		0
Appalachian Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0
Appalachian Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			200	[3]	193,700
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		132,100	141,700		129,000
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			600		600
Appalachian Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[4]	10,600
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0		0
Appalachian Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		700	(1,600)		400
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		4,400	3,600		23,800
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		27,400	4,200		219,400
Cost of Purchased Power from Affiliate		232,100	270,000		433,200
Transmission Agreement
Net Charges from Transmission Agreement		38,000	39,700		19,900
Central Machine Shop
Billings for Services from Central Machine Shop Facility		2,500	1,700		2,500
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC		43,700	48,500		52,200
Sales and Purchases of Property [Abstract]
Related Party Sales of Property		3,000	1,300		5,000
Related Party Purchases of Property		8,100	1,400		1,000
Related Party Transactions (Textuals) [Abstract]
Barge Towing and Chartering Services		$ 19,000	24,000		24,000
Aggregate Power Participation Ratio		43.47%
Indiana Michigan Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			1,600	[3]	181,700
Indiana Michigan Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Indiana Michigan Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Indiana Michigan Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		$ 0	0
Indiana Michigan Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0
Indiana Michigan Power Co [Member] | Auction Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	0
Indiana Michigan Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	0
Indiana Michigan Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		232,100	268,400		251,500
Indiana Michigan Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0
Indiana Michigan Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			500	[3]	218,200
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0		0
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			400		400
Indiana Michigan Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[4]	17,100
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0		0
Indiana Michigan Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		8,400	1,700		(700)
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1,900	1,600		1,500
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		4,600	5,000		100
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1,300	1,200		700
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		84,100	165,200		1,166,900
Cost of Purchased Power from Affiliate		496,400	1,192,700		349,700
Transmission Agreement
Net Charges from Transmission Agreement		81,000	17,000		8,900
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		0	0		40,600
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0	0		4,700
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC		110,800	123,100		132,600
Sales and Purchases of Property [Abstract]
Related Party Sales of Property		2,400	500		59,800
Related Party Purchases of Property		$ 2,100	1,900		5,300
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio		43.47%
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership		4.30%
Investment		$ 400
Ohio Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			100	[3]	199,300
Ohio Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Ohio Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Ohio Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		238,500	1,148,200
Ohio Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			44,400
Ohio Power Co [Member] | Auction Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	225,200
Ohio Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	32,700
Ohio Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0	0		148,400
Ohio Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					2,000
Ohio Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			1,100	[3]	924,300
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0		152,700
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			0		800
Ohio Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[4]	0
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		29,700	44,100		0
Ohio Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		35,500	104,100		53,400
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		18,900	15,900		35,700
Public Service Co Of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		4,600	7,100		14,200
Cost of Purchased Power from Affiliate		0	11,000		36,900
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement		15,000	14,100		14,700
Central Machine Shop
Billings for Services from Central Machine Shop Facility		200	300		600
Sales and Purchases of Property [Abstract]
Related Party Sales of Property		7,100	500		5,700
Related Party Purchases of Property		600	2,100		1,700
Public Service Co Of Oklahoma [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0	[3]	0
Public Service Co Of Oklahoma [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			1,000		1,500
Public Service Co Of Oklahoma [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			10,000		35,400
Public Service Co Of Oklahoma [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0	0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0
Public Service Co Of Oklahoma [Member] | Auction Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	0
Public Service Co Of Oklahoma [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0	0		0
Public Service Co Of Oklahoma [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0
Public Service Co Of Oklahoma [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			0	[3]	0
Public Service Co Of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	3,800		0
Public Service Co Of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			0		10,800
Public Service Co Of Oklahoma [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[4]	0
Public Service Co Of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0		0
Public Service Co Of Oklahoma [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		200	0		0
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		4,400	3,300		3,400
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		16,600	26,300		51,800
Cost of Purchased Power from Affiliate		0	3,800		11,200
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement		(15,000)	(14,100)		(14,700)
Central Machine Shop
Billings for Services from Central Machine Shop Facility		800	100		200
Sales and Purchases of Property [Abstract]
Related Party Sales of Property		800	1,200		1,600
Related Party Purchases of Property		7,400	4,000		8,400
Southwestern Electric Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0	[3]	0
Southwestern Electric Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		400
Southwestern Electric Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			3,800		10,800
Southwestern Electric Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0	0
Southwestern Electric Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0
Southwestern Electric Power Co [Member] | Auction Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	0
Southwestern Electric Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[4]	0
Southwestern Electric Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0	0		0
Southwestern Electric Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0
Southwestern Electric Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			0	[3]	0
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	10,100		0
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			300		35,400
Southwestern Electric Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[4]	0
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		(200)	0		(100)
Southwestern Electric Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		15,200	14,100		14,700
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1,600	1,800		1,800
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		16,100	22,700		19,700
Central Machine Shop
Billings for Services from Central Machine Shop Facility		100	100		0
AEP River Operations LLC [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		$ 15,500	25,300		22,600
American Electric Power [Member] | Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership		39.17%
Investment		$ 4,000
AEP Subsidiaries [Member]
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio		43.47%
Ohio Valley Electric Corporation [Member]
Related Party Transactions (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs) | MW		2,400
Number of OVEC Generating Plants | plant		2
Number of Plants Operating with Environmental Controls | plant		2
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Related Party Transactions (Textuals) [Abstract]
Authorized Capital Expenditures for Environmental Investments		$ 1,300,000
AEP Generation Resources [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		4,900	5,200		0
Central Machine Shop
Billings for Services from Central Machine Shop Facility		$ 2,700	2,800		$ 0
Rockport Plant CCT Project [Member] | Ohio Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal
Coal Transloading Services			7,000
Railcar Maintenance			$ 608

[1]	Includes $7 million in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.
[2]	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.
[3]	Includes December 2013 true-up activity subsequent to agreement termination.
[4]	Refer to the Ohio Auctions section below for further information regarding these amounts.